TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
Current	2023	2022
Suppliers	351,192	271,766
Companies under sect. 33 – Law No. 19,550 and Related Parties (Note 27.b)	5,662	6,188
	356,854	277,954
Non-current
Suppliers	914	992
	914	992
Total trade payables	357,768	278,946